GENERAL (Details)	Dec. 31, 2022 carrier	Dec. 31, 2022 vessel	Dec. 31, 2022 drillingRig	Dec. 31, 2022 tanker	Dec. 31, 2020 vessel
Off Shore Assets And Charters [Line Items]
Number of Suezmax crude oil carriers owned | carrier	9
Number of Supramax drybulk carriers owned | carrier	5
Number of Kamsarmax drybulk carriers owned | carrier	2
Number of capesize drybulk carriers owned | carrier	8
Number of container vessels owned | vessel		32
Number of container vessels contracted to be chartered in | vessel		4			4
Vessels with finance lease liabilities with a net book value | vessel		7
Number of car carriers | carrier	3
Number of jack-up drilling rigs owned | drillingRig			1
Number of ultra deepwater drilling units owned | drillingRig			1
Number of chemical tankers owned | tanker				2
Number of oil product tankers contracted to be acquired | tanker				6
Number of VLCCs accounted for as leaseback assets | vessel		1
Number of leased-in container vessels | vessel		4
Newbuilding dual-fuel car carriers using liquefied natural gas
Off Shore Assets And Charters [Line Items]
Number of dual-fuel car carriers	4	4